                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2009

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017


Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
Title: Authorized Signatory
Phone: 212-808-7420

Signature, Place, and Date of Signing:


Jamie Zimmerman                             New York, NY       November 10, 2009
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number   Name

     28-__________          _________________________

     [Repeat as necessary.]

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            5
Form 13F Information Table Value Total:       $65489
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.        Form 13F File Number   Name

     28-_____   ________________       _____________________

     [Repeat as necessary.]

                             VALUATION CURRENCY: USD


        ITEM 1         ITEM 2    ITEM 3      ITEM 4         ITEM 5          ITEM 6         ITEM 7           ITEM 8
--------------------- -------- --------- ------------- --------- --------------------- -------- -----------------------
                                              Fair     Shares of      Investment                    Voting Authority
                      Title of   Cusip       Market    Principal      Descretion                -----------------------
   Name of Issuer       Class    Number      Value      Amount   Sole   Shared   Other Managers    Sole    Shared Other
--------------------- -------- --------- ------------- --------- ---- ---------- ----- -------- ---------- ------ -----
Eagle Materials Inc.   Common  26969p108    18,229       637,800   X                     LITE   18,228,324      0     0
Nextwave Wireless Inc  Common  65337y102        14        16,480   X                     LITE       14,832      0     0
Northwestern Corp.     Common  668074305       647        26,491   X                     LITE      647,175      0     0
Theravance Inc.        Common  88338t104    21,095     1,440,900   X                     LITE   21,094,776      0     0
Wyeth                  Common  983024100    25,504       525,000   X                     LITE   25,504,500      0     0

                    Total Under Management: 65,489